Consolidated statements of cash flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating activities of continuing operations
Net income/(loss)		SFr 2,666		SFr 3,425		SFr 2,011
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		1,356		1,275		936
Provision for credit losses		1,096		324		245
Deferred tax provision/(benefit)		434		589		800
Valuation adjustments related to long-term debt		2,364		10,221		(4,743)
Share of net income/(loss) from equity method investments		(121)		(79)		(111)
Trading assets and liabilities, net		(7,130)		(27,892)		25,536
(Increase)/decrease in other assets		(7,923)		2,808		3,453
Increase/(decrease) in other liabilities		902		(6,615)		(14,294)
Other, net		(158)		(2,480)		(950)
Total adjustments		(9,180)		(21,849)		10,872
Net cash provided by/(used in) operating activities		(6,514)		(18,424)		12,883
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(519)		411		(427)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		19,219		8,386		(1,372)
Purchase of investment securities		(402)		(557)		(683)
Proceeds from sale of investment securities		629		6		255
Maturities of investment securities		184		1,007		567
Investments in subsidiaries and other investments		(210)		(285)		(547)
Proceeds from sale of other investments		678		1,158		1,772
(Increase)/decrease in loans		(5,735)		(15,344)		(12,500)
Proceeds from sale of loans		3,860		4,612		5,980
Capital expenditures for premises and equipment and other intangible assets		(1,188)		(1,293)		(1,095)
Proceeds from sale of premises and equipment and other intangible assets		45		30		30
Other, net		113		543		342
Net cash provided by/(used in) investing activities		16,674		(1,326)		(7,678)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		21,364		24,853		1,808
Increase/(decrease) in short-term borrowings		(5,246)		6,919		(2,990)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,464)		3,381		(2,052)
Issuances of long-term debt		58,009		34,963		33,172
Repayments of long-term debt		(42,768)		(46,290)		(43,851)
Issuances of common shares				0
Sale of treasury shares		12,364		9,624		11,693
Repurchase of treasury shares		(13,253)		(11,536)		(12,441)
Dividends paid/capital repayments		(716)		(696)		(666)
Other, net		1,450		971		344
Net cash provided by/(used in) financing activities		29,740		22,189		(14,983)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,667)		(607)		10
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		37,233		1,832		(9,768)
Cash and due from banks at beginning of period	[1]	101,879		100,047		109,815
Cash and due from banks at end of period	[1]	139,112		101,879		100,047
Cash paid for income taxes and interest
Cash paid for income taxes		757		729		678
Cash paid for interest		8,376		13,115		12,772
Assets and liabilities sold in business divestitures
Assets sold		0		38		0
Liabilities sold		0		8		0
Bank
Operating activities of continuing operations
Net income/(loss)		2,514		3,095		1,722
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		1,196		1,134		844
Provision for credit losses		1,092		324		245
Deferred tax provision/(benefit)		358		616		592
Valuation adjustments related to long-term debt		2,706		10,193		(4,737)
Share of net income/(loss) from equity method investments		(120)		(78)		(107)
Trading assets and liabilities, net		(7,071)		(27,700)		25,511
(Increase)/decrease in other assets		(7,221)		2,956		3,519
Increase/(decrease) in other liabilities		487		(6,461)		(14,228)
Other, net		(104)		(2,497)		(827)
Total adjustments		(8,677)		(21,513)		10,812
Net cash provided by/(used in) operating activities		(6,163)		(18,418)		12,534
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(520)		411		(364)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		19,219		8,386		(1,372)
Purchase of investment securities		(402)		(557)		(683)
Proceeds from sale of investment securities		629		6		255
Maturities of investment securities		184		1,007		567
Investments in subsidiaries and other investments		(210)		(284)		(546)
Proceeds from sale of other investments		677		1,133		1,770
(Increase)/decrease in loans		(6,979)		(17,309)		(13,701)
Proceeds from sale of loans		3,860		4,612		5,981
Capital expenditures for premises and equipment and other intangible assets		(1,044)		(1,133)		(989)
Proceeds from sale of premises and equipment and other intangible assets		45		30		80
Other, net		113		537		342
Net cash provided by/(used in) investing activities		15,572		(3,161)		(8,660)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		21,335		24,684		2,006
Increase/(decrease) in short-term borrowings		(5,290)		6,911		(2,985)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,469)		3,491		(2,052)
Issuances of long-term debt		57,641		34,911		33,308
Repayments of long-term debt		(42,768)		(46,290)		(43,858)
Issuances of common shares				0
Sale of treasury shares		0		0		0
Repurchase of treasury shares		0		0		0
Dividends paid/capital repayments		(10)		(11)		(15)
Other, net		934		208		(494)
Net cash provided by/(used in) financing activities		30,373		23,904		(14,090)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,619)		(595)		20
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		37,163		1,730		(10,196)
Cash and due from banks at beginning of period	[2]	101,044	[1]	99,314		109,510
Cash and due from banks at end of period		138,207	[1]	101,044	[1],[2]	99,314	[2]
Cash paid for income taxes and interest
Cash paid for income taxes		735		706		666
Cash paid for interest		8,126		13,015		12,524
Assets and liabilities sold in business divestitures
Assets sold		0		38		0
Liabilities sold		SFr 0		SFr 8		SFr 0

[1]	Includes restricted cash.
[2]	Includes restricted cash.